Net Income Per Share	12 Months Ended
Dec. 31, 2011
Net Income Per Share [Abstract]
Net Income Per Share
19.	NET INCOME PER SHARE

	For the years ended December 31,
	2009	2010	2011

Net income (numerator), basic and diluted	$25,304	$33,421	$41,000

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	57,728,009	58,313,467	58,934,912

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	863,063	465,560	140,554

Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	58,591,072	58,779,027	59,075,466

Net income per share-basic	$0.44	$0.57	$0.70

Net income per share-diluted	$0.43	$0.57	$0.69